Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in deferred revenue [Abstract]
Deferred revenue	[1]	$ 63,392	$ 68,307

[1]	Includes $14.3 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2020 and December 31, 2019, respectively.